Called up share capital and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued capital and share premium
Issued and fully paid

HSBC Bank plc £1.00 ordinary shares
	2024		2023
	Number	£m	Number	£m
At 1 Jan	796,969,113	797	796,969,112	797
At 31 Dec	796,969,115	797	796,969,113	797

HSBC Bank plc share premium
	2024[1]	2023
	£m	£m
At 31 Dec	3,582	1,004
1    Increase relates to share premium on issuance of 2 ordinary shares (£1/ per share) to HSBC Holdings plc ('HGHQ').

Total called up share capital and share premium
	2024	2023
	£m	£m
At 31 Dec	4,379	1,801

HSBC Bank plc US$0.01 non-cumulative third dollar preference shares preferred ordinary shares
	2024		2023
	Number	£000	Number	£000
At 1 Jan and 31 Dec	35,000,000	172	35,000,000	172

Disclosure of other equity instruments

HSBC Bank plc additional tier 1 instruments
		First call date	2024	2023
			£m	£m
€1,900m	5.950% Undated Subordinated Resettable Additional Tier 1 instrument issued 2015[1]	Dec 2020	1,388	1,388
€235m	5.650% Undated Subordinated Resettable Additional Tier 1 instrument issued 2016[1]	Jan 2022	197	197
€300m	3.813% Undated Subordinated Resettable Additional Tier 1 instrument issued 2018[1]	Mar 2023	263	263
£555m	5.063% Undated Subordinated Resettable Additional Tier 1 instrument issued 2018[1]	Mar 2023	555	555
£500m	4.750% Undated Subordinated Resettable Additional Tier 1 instrument issued 2019[1]	Nov 2024	500	500
€250m	3.500% Undated Subordinated Resettable Additional Tier 1 instrument issued 2019[3]	Nov 2024	—	213
£431m	4.551% Undated Subordinated Resettable Additional Tier 1 instrument issued 2019[1]	Dec 2024	431	431
€200m	5.039% Undated Subordinated Resettable Additional Tier 1 instrument issued 2019[1]	Jan 2025	175	175
€250m	FRN Undated Subordinated Floating Rate Additional Tier 1 instrument issued 2022[1,2]	Mar 2027	208	208
€250m	5.625% Undated Subordinated Resettable Additional Tier 1 instrument issued 2024[4]	Dec 2029	204	—
At 31 Dec			3,921	3,930
1    Securities are contractually callable on any interest payment date after the first call date. Interest rates on resettable securities reset every five years if not called.
2    Interest is floating, based on 3 month EURIBOR + 4.060%.
3    This security was called and redeemed in 2024.
4    This security is contractually callable on any interest rate reset date which occurs every five years.